Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Interests Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interest Expense [Line items]
Interest on current accounts deposits	$ 5,129,252	$ 1,017,089
Interest on time deposits	6,495,145	3,761,294
Interest on other financial liabilities	4,743,168	2,899,854
Interest from financing from financial sector	739,476	248,796
Others	306,319	382,632
Total	$ 17,413,360	$ 8,309,665